Expenses	12 Months Ended
Dec. 31, 2022
EXPENSES [Abstract]
Expenses	Expenses
(a) Operating expenses by nature

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
OPERATING EXPENSES BY NATURE
Raw materials and consumables	182.8	160.8
Salaries and employee benefits	141.4	139.7
Contractors	79.7	74.7
Repairs and maintenance	51.8	47.7
General and administrative	34.7	24.9
Leases	4.2	2.6
Royalties	8.7	7.4
Drilling and analytical	6.5	9.3
Other	20.1	11.8
Total production expenses	529.9	478.9
Less: Production expenses capitalized	(147.7)	(98.6)
Add (less): Change in inventories	0.5	(3.0)
Total operating expenses	382.7	377.3

(b) Finance costs and income

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
FINANCE COSTS
Interest on senior unsecured notes	32.4	36.3
Accretion	4.5	3.9
Loss on repayment of long-term debt (Note 10)	4.3	—
Other finance costs	5.7	6.5
Total finance costs	46.9	46.7
Less: amounts included in cost of qualifying assets	(19.1)	(11.9)
Total finance costs	27.8	34.8
FINANCE INCOME
Interest income	3.8	0.3
(c) Other gains and (losses)

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
OTHER GAINS AND (LOSSES)
Gain on foreign exchange	6.5	1.4
Loss on disposal of assets	(2.0)	(2.0)
Loss on revaluation of investments	(28.0)	(21.3)
Unrealized gain (loss) on revaluation of non-current derivative financial liabilities	3.0	(62.9)
Loss on revaluation of copper price option contracts	—	(1.5)
(Loss) gain on foreign exchange derivative	(2.3)	1.5
Gain on fuel hedge swap contracts	0.3	—
Gain on disposal of Blackwater stream(1)	—	147.3
Revaluation of CSP's reclamation and closure cost obligation	(2.1)	(4.2)
Flow through share premium(2)	—	1.7
Other	(1.1)	(2.5)
Total other (losses) gains	(25.7)	57.5
1.In 2021, the Company disposed of the Blackwater gold stream for $300.0 million resulting in a net gain of $147.3 million.
2.Flow through share premium recognized in income when the Company renounced the related tax benefits of the 2020 flow through share issuance.